Taxation (Details) - Schedule of income tax expense - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Tax Expense Abstract
Current income tax expense	SFr (1,231)		SFr (570,730)	SFr (389,384)	SFr (213,355)
Deferred income tax gain	47,316	10,642	549,110	410,668	SFr 407,192
Total income tax (expense)/gain	SFr 46,085	SFr 10,642	SFr (21,620)	SFr 21,284